Taxation - Income Before Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
United States	$ (44,434)	$ 21,318
Foreign	(10,169)	(6,459)
INCOME (LOSS) BEFORE INCOME TAX EXPENSE	$ (54,603)	$ 14,859